                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY




Investment Company Act file number  811-05273
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                            Van Kampen Income Trust
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               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                10020
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   (Address of principal executive offices)                  (Zip code)

                               Amy Doberman Esq.

                               Managing Director

                          Van Kampen Investments Inc.

                          1221 Avenue of the Americas

                            New York, New York 10020
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                    ---------------------------

Date of fiscal year end:    12/31
                            --------------------

Date of reporting period:   7/1/05-6/30/06
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05273
Reporting Period: 07/01/2005 - 06/30/2006
Van Kampen Income Trust







The Registrant held no securities during the period July 1, 2005 through June 30, 2006 which required proxy votes and therefore there are no voting records to report.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant):  Van Kampen Income Trust
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By (Signature and Title):                  /s/ Ronald E. Robison

                                 President and Principal Executive Officer
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Date   August 28, 2006
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